Segmented information (Business segments) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,868,003	$ 1,474,984
Cost of products and services sold	1,457,336	1,282,635
Depreciation and amortization	177,376	190,415
Cost of sales	1,634,712	1,473,050
Gross profit (loss)	233,291	1,934
Administration	172,029	127,566
Exploration	10,578	8,016
Research and development	12,175	7,168
Other operating expense (income)	22,944	(8,407)
(Gain) loss on disposal of assets	514	3,803
Finance costs	85,728	76,612
Gain (loss) on derivatives	72,949	(12,529)
Finance income	(37,499)	(6,804)
Share of earnings from equity-accounted investee	(93,988)	(68,283)
Other expense (income)	(96,934)	(21,353)
Earnings (loss) before income taxes	84,795	(103,855)
Income tax recovery	(4,469)	(1,201)
Net earnings (loss)	89,264	(102,654)
Capital expenditures for the year	143,481	98,784
Uranium [member]
Disclosure Of Operating Segments [Line Items]
Revenue	1,480,146	1,054,993
Cost of products and services sold	1,223,558	1,028,816
Depreciation and amortization	135,800	134,629
Cost of sales	1,359,358	1,163,445
Gross profit (loss)	120,788	(108,452)
Administration	0	0
Exploration	10,578	8,016
Research and development	0	0
Other operating expense (income)	25,845	(8,407)
(Gain) loss on disposal of assets	726	(2,886)
Finance costs	0	0
Gain (loss) on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investee	(93,988)	(68,283)
Other expense (income)	(22,802)	0
Earnings (loss) before income taxes	200,429	(36,892)
Capital expenditures for the year	101,547	72,786
Fuel Service [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	365,063	404,277
Cost of products and services sold	215,660	242,574
Depreciation and amortization	32,618	43,344
Cost of sales	248,278	285,918
Gross profit (loss)	116,785	118,359
Administration	0	0
Exploration	0	0
Research and development	0	0
Other operating expense (income)	(2,901)	0
(Gain) loss on disposal of assets	(212)	6,689
Finance costs	0	0
Gain (loss) on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investee	0	0
Other expense (income)	0	301
Earnings (loss) before income taxes	119,898	111,369
Capital expenditures for the year	39,736	22,792
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	22,794	15,714
Cost of products and services sold	18,118	11,245
Depreciation and amortization	8,958	12,442
Cost of sales	27,076	23,687
Gross profit (loss)	(4,282)	(7,973)
Administration	172,029	127,566
Exploration	0	0
Research and development	12,175	7,168
Other operating expense (income)	0	0
(Gain) loss on disposal of assets	0	0
Finance costs	85,728	76,612
Gain (loss) on derivatives	72,949	(12,529)
Finance income	(37,499)	(6,804)
Share of earnings from equity-accounted investee	0	0
Other expense (income)	(74,132)	(21,654)
Earnings (loss) before income taxes	(235,532)	(178,332)
Capital expenditures for the year	$ 2,198	$ 3,206